    As filed with the Securities and Exchange Commission on March 26, 2004
                                              Securities Act File No. 333-112832
                                       Investment Company Act File No. 811-21515
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            -------------------------

                                    FORM N-2

                            -------------------------

             /X/ Registration Statement under the Securities Act of 1933
                      /X/ Pre-Effective Amendment No. 2
                      / / Post-Effective Amendment No.
                                     and/or
             /X/ Registration Statement under the Investment Company Act of 1940
                      /X/ Amendment No. 2

                            -------------------------

                  TS&W / CLAYMORE TAX-ADVANTAGED BALANCED FUND
               (Exact Name of Registrant as Specified in Charter)

                            -------------------------
                              210 NORTH HALE STREET
                             WHEATON, ILLINOIS 60187
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 630-315-2036

                                NICHOLAS DALMASO
                             CLAYMORE ADVISORS, LLC
                              210 NORTH HALE STREET
                             WHEATON, ILLINOIS 60187
                     (Name and Address of Agent for Service)

                            -------------------------
                                   COPIES TO:

  THOMAS A. HALE AND CHARLES B. TAYLOR               LEONARD B. MACUEY, JR., ESQ
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP               CLIFFORD CHANCE US LLP
           333 W. WACKER DRIVE                             200 PARK AVENUE
         CHICAGO, ILLINOIS 60606                      NEW YORK, NEW YORK 10166

     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

     It is proposed that this filing will become effective (check appropriate box):

          /X/ When declared effective pursuant to section 8(c).

     If appropriate, check the following box:

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     / /  This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

     / / This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is / /.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

    TITLE OF BEING                                                                   AMOUNT OF
      REGISTERED         AMOUNT BEING    OFFERING PRICE PER       AGGREGATE        REGISTRATION
      SECURITIES          REGISTERED           SHARE          OFFERING PRICE (1)      FEE (2)
      ----------          ----------           -----          ------------------      -------
 Common Shares, $.01    50,000 Shares         $ 15.00             $750,000            $95.025
      par value

----------
(1) Estimated solely for the purpose of calculating the registration fee.

(2) Registration fee of $126.70 previously paid in connection with the initial filing of the Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements And Exhibits

     (1) Financial Statements

           Part A

           Report of Independent Accountants(2)

           Part B

           Statement of Assets and Liabilities(2)

     (2) Exhibits

         (a)  Agreement and Declaration of Trust of Registrant*
         (b)  By-Laws of Registrant*
         (c)  Not applicable
         (d)  Form of Specimen Share Certificate*
         (e)  Dividend Reinvestment Plan of Registrant*
         (f)  Not applicable
         (g) (i) Form of Investment Advisory Agreement between Registrant and Claymore Advisors, LLC*
              (ii) Form of Investment Sub-Advisory Agreement between Claymore Advisors, LLC and Thompson, Siegel & Walmsley, Inc.*
         (h)  (i) Form of Purchase Agreement*
              (ii) Form of Additional Compensation Agreement*
         (i)  Not applicable
         (j)  Form of Custodian Contract*
         (k)  (i) Form of Stock Transfer Agency Agreement*
              (ii) Form of Fund Accounting Agreement*
              (iii) Form of Administration Agreement*
         (l) Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP with respect to legality(2)
         (m)  Not applicable
         (n)  Consent of Ernst & Young LLP(2)
         (o)  Not applicable
         (p)  Form of Initial Subscription Agreement*
         (q)  Not applicable
         (r)  (i) Code of Ethics of the Fund and the Investment Adviser*
              (ii) Code of Ethics of the Investment Sub-Adviser*
         (s)  Power of Attorney (1)

     -------------------
           *   Filed herewith

          (1) Previously filed with Registrant's Pre-Effective Amendment No. 1, filed via EDGAR on March 19, 2004.

          (2)  To be filed by further amendment.

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     Item 25.   Marketing Arrangements

     Reference is made to Exhibit 2(h) to this Registration Statement to be filed by amendment.

     Item 26.   Other Expenses of Issuance and Distribution

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NYSE listing fee
SEC Registration fees
Printing/engraving expenses
Accounting fees
Legal fees
NASD fee
Miscellaneous
         Total

     Item 27.   Persons Controlled by or Under Common Control with Registrant

                [To be Filed by amendment]

     Item 28.

TITLE OF CLASS                              NUMBER OF RECORD SHAREHOLDERS AS OF MARCH 18, 2004
--------------                              --------------------------------------------------
Common shares of beneficial                                            0
interest, par value $0.01 per share

     Item 29.   Indemnification

                [To be Filed by amendment]

     Item 30. Business and Other Connections of the Investment Adviser and the Investment Sub-Adviser

     The Investment Adviser, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Investment Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Investment Manager filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-62515).

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     The Investment Sub-Adviser, a corporation organized under the laws of
Virginia, acts as investment sub-adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Investment Sub-Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Investment Sub-Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-6273).

     Item 31.   Location of Accounts and Records

     The accounts and records of the Registrant are maintained in part at the office of the Investment Adviser at 210 North Hale Street, Wheaton, Illinois 60187, in part at the office of the Investment Sub-Adviser at [ ], in part at the offices of the Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent at the Bank of New York, 101 Barclay Street, New York, New York 10216.

     Item 32.   Management Services

          Not applicable.

     Item 33.   Undertakings

1. Registrant undertakes to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.   Not applicable.

3.   Not applicable.

4.   Not applicable.

5. Registrant undertakes that, for the purpose of determining any liability under the 1933 Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

     Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

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                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, this Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Wheaton, State of Illinois, on the 26th day of March, 2004.

                                       By: /s/ Nicholas Dalmaso
                                       ------------------------
                                       By: Nicholas Dalmaso, Trustee


     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 26th day of March, 2004.



       SIGNATURES                                     TITLE
--------------------------                 --------------------------
Principal Executive Officer

  /s/ Nicholas Dalmaso
----------------------
Nicholas Dalmaso
                                           Trustee. Chief Legal and Executive Officer

Principal Financial Officer

 /s/ Steven Hill
----------------------                     Chief Financial Officer, Chief
Steven Hill                                Accounting Officer and Treasurer

Trustees:

 /s/ Robert M. Hanje*
----------------------                     Trustee
  Robert M. Hanje

 /s/ L. Kent More*
----------------------                     Trustee
   L. Kent More

 /s/ Ronald A. Nyberg*
----------------------                     Trustee
   Ronald A. Nyberg

 /s/ Scott F. Powers*
----------------------                     Trustee
   Scott F. Powers

 /s/ Ronald E. Toupin*
----------------------                     Trustee
  Ronald E. Toupin



* Signed by Nicholas Dalmaso pursuant to a power of attorney filed with Registrant's Pre-Effective Amendment No.1, filed via EDGAR on March 19, 2004.

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                                  EXHIBIT INDEX

(a)      Agreement and Declaration of Trust of Registrant

(b)      By-Laws of Registrant

(d)      Form of Specimen Share Certificate

(e)      Dividend Reinvestment Plan of Registrant

(g)(i) Form of Investment Advisory Agreement between Registrant and Claymore Advisors, LLC

(g)(ii) Form of Investment Sub-Advisory Agreement between Claymore Advisors, LLC and Thompson, Siegel & Walmsley, Inc.

(h)(i)   Form of Purchase Agreement

(h)(ii)  Form of Additional Compensation Agreement

(j)      Form of Custodian Contract

(k)(i)   Form of Stock Transfer Agency Agreement

(k)(ii)  Form of Fund Accounting Agreement

(k)(iii) Form of Administration Agreement

(p)      Form of Initial Subscription Agreement

(r)(i)   Code of Ethics of the Fund and the Investment Adviser

(r)(ii)  Code of Ethics of the Investment Sub-Adviser